Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares outstanding	48,785,295			30,552,063			42,474,411	26,350,138	28,419,593	14,612,600
Basic net loss per share of Class A and Class B Common Stock	$ (0.17)			$ (0.25)			$ (0.72)	$ (0.35)	$ (0.73)	$ (2.71)
Number of shares used in per share computation	48,785,295			30,552,063			42,474,411	26,411,020	29,483,021	14,612,600
Diluted net loss per share of Class A and Class B Common Stock	$ (0.17)			$ (0.25)			$ (0.72)	$ (0.36)	$ (0.75)	$ (2.71)
Allocation of net loss	$ (8,272)	$ (2,291)	$ (19,839)	$ (7,679)	$ (1,753)	$ 935	$ (30,402)	$ (8,497)	$ (20,034)	$ (39,621)
Deemed dividend from warrant price adjustment								661	661
Deemed dividend from warrant price adjustment								(661)	$ (661)
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares outstanding										14,612,600
Basic net loss per share of Class A and Class B Common Stock										$ (2.71)
Number of shares used in basic earnings per share calculation										14,612,600
Conversion of Class B to Class A Common Stock
Number of shares used in per share computation										14,612,600
Diluted net loss per share of Class A and Class B Common Stock										$ (2.71)
Allocation of net loss										$ (39,621)
Deemed dividend from warrant price adjustment
Deemed dividend from warrant price adjustment
Net loss available to common stockholders										(39,621)
Net loss available to common stockholders										(39,621)
Change in fair value of PIPE make-whole liability
Change in fair value of liability-classified warrants
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss
Allocation of net loss										$ (39,621)
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss available to common stockholders	$ (7,932)			$ (7,112)			$ (28,944)	$ (8,374)
Weighted-average shares outstanding	46,780,394			28,297,162			40,437,001	24,095,237	26,175,279
Basic net loss per share of Class A and Class B Common Stock	$ (0.17)			$ (0.25)			$ (0.72)	$ (0.35)	$ (0.73)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	$ (340)			$ (567)			$ (1,458)	$ (818)
Allocation of net loss	$ (8,272)			$ (7,679)			$ (30,402)	$ (9,558)
Number of shares used in basic earnings per share calculation	46,780,394			28,297,162			40,437,001	24,095,237	26,175,279
Conversion of Class B to Class A Common Stock	2,004,901			2,254,901			2,037,410	2,254,901	2,244,314
Number of shares used in per share computation	48,785,295			30,552,063			42,474,411	26,411,020	29,483,021
Diluted net loss per share of Class A and Class B Common Stock	$ (0.17)			$ (0.25)			$ (0.72)	$ (0.36)	$ (0.75)
Allocation of net loss							$ (28,944)	$ (7,770)	$ (18,452)
Deemed dividend from warrant price adjustment								(604)	609
Reallocation of net loss
Shares issuable under liability-classified warrants								60,882
Deemed dividend from warrant price adjustment								$ 604	(609)
Net loss available to common stockholders									(19,061)
Net loss available to common stockholders									(19,061)
Change in fair value of PIPE make-whole liability									(764)
Change in fair value of liability-classified warrants									(634)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock									(1,754)
Reallocation of net loss
Allocation of net loss									$ (22,213)
Shares issuable in satisfaction of PIPE make-whole liability									727,223
Shares issuable under liability-classified warrants									336,205
Common Class A [Member] | Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss available to common stockholders	$ (340)			$ (567)			$ (1,458)	$ (784)
Weighted-average shares outstanding	2,004,901			2,254,901			2,037,410	2,254,901	2,244,314
Basic net loss per share of Class A and Class B Common Stock	$ (0.17)			$ (0.25)			$ (0.72)	$ (0.35)	$ (0.73)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Allocation of net loss	$ (340)			$ (567)			$ (1,458)	$ (816)
Number of shares used in basic earnings per share calculation	2,004,901			2,254,901			2,037,410	2,254,901	2,244,314
Conversion of Class B to Class A Common Stock
Number of shares used in per share computation	2,004,901			2,254,901			2,037,410	2,254,901	2,244,314
Diluted net loss per share of Class A and Class B Common Stock	$ (0.17)			$ (0.25)			$ (0.72)	$ (0.36)	$ (0.75)
Allocation of net loss							$ (1,458)	$ (727)	$ (1,582)
Deemed dividend from warrant price adjustment								(57)	52
Reallocation of net loss								$ 2
Shares issuable under liability-classified warrants
Deemed dividend from warrant price adjustment								$ 57	(52)
Net loss available to common stockholders									(1,634)
Net loss available to common stockholders									(1,634)
Change in fair value of PIPE make-whole liability									(66)
Change in fair value of liability-classified warrants									(54)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock
Reallocation of net loss									63
Allocation of net loss									$ (1,691)
Shares issuable in satisfaction of PIPE make-whole liability
Shares issuable under liability-classified warrants
Common Class B [Member] | Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net loss